UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-06174
MFS SERIES TRUST XVII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® International Equity Fund
Class A-MIEJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$99	0.95%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2026, Class A shares of the MFS International Equity Fund (fund) provided a total return of 8.02%, at net asset value. This compares with a return of 20.23% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Favorable stock selection within the energy sector was a top contributor to the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the information technology, industrials, and consumer staples sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 6/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
A without sales charge	8.02%	11.35%
A with initial sales charge (5.75%)	1.81%	9.42%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	20.23%	15.69%
*	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	28,829,518,929	Total Management Fee ($)#:	176,624,688
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%
Issuer country weightings
Japan	19.4%
France	17.8%
United Kingdom	15.7%
Switzerland	12.7%
Germany	6.1%
Taiwan	4.4%
Ireland	3.9%
Italy	3.4%
Spain	2.3%
Other Countries	14.3%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IIEA-ANN

MFS® International Equity Fund

Class I-MIEKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$73	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2026, Class I shares of the MFS International Equity Fund (fund) provided a total return of 8.30%, at net asset value. This compares with a return of 20.23% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Favorable stock selection within the energy sector was a top contributor to the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the information technology, industrials, and consumer staples sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 6/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	Life*
I without sales charge	8.30%	11.63%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	20.23%	15.69%
*	For the period from the commencement of the class's investment operations, February 8, 2023 through June 30, 2026.
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end. Returns less than one year are cumulative, not annualized.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	28,829,518,929	Total Management Fee ($)#:	176,624,688
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%
Issuer country weightings
Japan	19.4%
France	17.8%
United Kingdom	15.7%
Switzerland	12.7%
Germany	6.1%
Taiwan	4.4%
Ireland	3.9%
Italy	3.4%
Spain	2.3%
Other Countries	14.3%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IIEI-ANN

MFS® International Equity Fund

Class R6-MIEIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS International Equity Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
This report describes certain changes to the Fund that occurred during the reporting period.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.61%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended June 30, 2026, Class R6 shares of the MFS International Equity Fund (fund) provided a total return of 8.40%, at net asset value. This compares with a return of 20.23% for the fund’s benchmark, the MSCI EAFE (Europe, Australasia, Far East) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields jumped following the outbreak of the Middle East conflict, as energy-driven inflation fears appeared to have rattled bond investors. Global credit spreads widened modestly during the war before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI EAFE Index:
    Favorable stock selection within the energy sector was a top contributor to the fund's relative performance.
  Top detractors from performance relative to the MSCI EAFE Index:
    Security selection within the information technology, industrials, and consumer staples sectors weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
Average Annual Total Returns through 6/30/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	8.40%	7.44%	10.13%
Comparative Benchmark(s)
MSCI EAFE (Europe, Australasia, Far East) Index (net div) ∆	20.23%	9.05%	9.66%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	28,829,518,929	Total Management Fee ($)#:	176,624,688
Total Number of Holdings:	76	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Novartis AG	2.8%
Roche Holding AG	2.8%
Schneider Electric SE	2.6%
Air Liquide S.A.	2.5%
Rolls-Royce Holdings PLC	2.4%
Compagnie Financiere Richemont S.A.	2.4%
BNP Paribas S.A.	2.3%
Hitachi Ltd.	2.2%
Mitsubishi Electric Corp.	2.2%
Issuer country weightings
Japan	19.4%
France	17.8%
United Kingdom	15.7%
Switzerland	12.7%
Germany	6.1%
Taiwan	4.4%
Ireland	3.9%
Italy	3.4%
Spain	2.3%
Other Countries	14.3%
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since July 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.75% up to $1 billion; 0.70% in excess of $1 billion and up to $2.5 billion; 0.65% in excess of $2.5 billion and up to $10 billion; 0.60% in excess of $10 billion and up to $20 billion; 0.55% in excess of $20 billion and up to $25 billion; 0.525% in excess of $25 billion and up to $30 billion; and 0.50% in excess of $30 billion.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IIER6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended June 30, 2026 and 2025, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2026	2025
MFS International Equity Fund	57,447	55,797

For the fiscal years ended June 30, 2026 and 2025, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS International Equity	0	0	0	0	0	0
Fund

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS International	0	0	0	0	0	452,513
Equity Fund*

Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2026		2025
To MFS International Equity Fund, MFS and MFS				0		470,440
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non- audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre- approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS International Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS International Equity Fund
Portfolio of Investments − 6/30/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 3.0%
MTU Aero Engines Holding AG	401,043	$166,750,527
Rolls-Royce Holdings PLC	36,512,708	699,652,739
		$866,403,266
Alcoholic Beverages – 1.9%
Carlsberg Group	2,588,560	$339,039,571
Pernod Ricard S.A.	3,016,287	220,087,712
		$559,127,283
Apparel, Footwear, & Accessories – 3.6%
Compagnie Financiere Richemont S.A.	2,926,641	$675,699,107
LVMH Moet Hennessy Louis Vuitton SE	635,038	351,260,258
		$1,026,959,365
Auto & Auto Components – 2.6%
Compagnie Generale des Etablissements Michelin	5,194,679	$200,321,108
DENSO Corp.	21,023,600	242,567,567
Suzuki Motor Corp.	25,167,600	302,686,071
		$745,574,746
Business Services – 1.7%
Edenred	6,175,305	$158,757,829
Experian PLC	9,510,891	320,817,794
		$479,575,623
Chemicals – 4.9%
Air Liquide S.A.	3,642,413	$721,160,359
FUJIFILM Holdings Corp.	10,917,010	234,807,425
Shin-Etsu Chemical Co. Ltd.	10,635,300	463,779,536
		$1,419,747,320
Construction – 1.3%
Compagnie de Saint-Gobain S.A.	3,999,818	$361,776,403
Consumer Products – 1.1%
Beiersdorf AG	3,053,400	$262,847,310
Kose Holdings Corp. (l)	2,054,000	63,631,041
		$326,478,351
Consumer Services – 1.9%
Compass Group PLC	16,621,699	$536,880,878
Diversified Financial Services – 1.9%
Deutsche Boerse AG	1,264,004	$344,887,132
London Stock Exchange Group PLC	1,825,846	197,674,941
		$542,562,073
IIEFS-ANN

MFS International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.8%
Legrand S.A.	1,847,777	$311,834,579
Mitsubishi Electric Corp.	16,927,400	620,747,430
Schneider Electric SE	2,307,914	752,606,232
		$1,685,188,241
Energy - Independent – 3.5%
Eni S.p.A.	15,620,208	$368,018,536
Galp Energia SGPS S.A., “B”	4,296,081	91,522,752
TotalEnergies SE	7,207,935	560,280,558
		$1,019,821,846
Entertainment & Leisure – 3.5%
NetEase, Inc.	10,364,700	$266,782,584
Sony Group Corp.	18,815,100	377,292,283
Tencent Holdings Ltd.	6,574,300	362,304,529
		$1,006,379,396
Food & Beverages – 1.0%
Nestle S.A.	2,778,110	$285,650,221
Food & Drug Stores – 2.2%
Seven & I Holdings Co. Ltd.	27,317,200	$328,790,925
Tesco PLC	51,262,362	311,902,056
		$640,692,981
Global Systemically Important Banks – 9.4%
BNP Paribas S.A.	5,743,552	$670,302,178
ING Groep N.V.	19,020,303	601,340,993
Sumitomo Mitsui Financial Group, Inc.	14,215,600	554,827,625
Toronto-Dominion Bank	2,887,329	351,060,118
UBS Group AG	10,561,026	523,607,304
		$2,701,138,218
Hardware, Peripherals, & Assembly – 4.4%
Amadeus IT Group S.A.	5,827,679	$340,126,704
Capgemini	2,903,830	291,843,906
Hitachi Ltd.	22,419,600	623,030,581
		$1,255,001,191
Insurance – 5.7%
AIA Group Ltd.	42,150,889	$386,605,787
Intact Financial Corp.	883,023	182,245,487
Prudential PLC	14,991,854	199,456,026
Sompo Holdings, Inc.	13,191,000	503,178,903
Zurich Insurance Group AG	487,313	361,021,735
		$1,632,507,938
Interactive Media Services – 0.7%
LY Corp.	79,107,300	$211,609,139

MFS International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 2.4%
Daikin Industries Ltd.	2,222,900	$337,478,314
KONE Oyj	6,241,632	354,872,831
		$692,351,145
Media – 1.2%
RELX PLC	11,498,266	$360,859,361
Medical Equipment – 2.4%
Olympus Corp.	7,265,100	$76,366,424
QIAGEN N.V.	4,363,511	169,016,846
Sonova Holding AG	800,307	190,271,008
Terumo Corp.	17,922,000	246,242,185
		$681,896,463
Metals & Mining – 0.9%
Rio Tinto PLC	2,838,933	$268,193,345
Non-Global Systemically Important Banks – 9.4%
AIB Group PLC	41,645,629	$488,928,638
Banco Bilbao Vizcaya Argentaria S.A.	12,977,403	324,287,937
Bank of Ireland Group PLC	8,539,754	170,024,837
DBS Group Holdings Ltd.	7,585,226	383,438,671
HDFC Bank Ltd.	14,605,934	123,549,583
Intesa Sanpaolo S.p.A.	89,951,893	615,646,408
NatWest Group PLC	68,161,076	603,049,769
		$2,708,925,843
Pharmaceuticals & Biotechnology – 9.0%
GSK PLC	16,826,641	$442,153,217
Merck KGaA	2,297,040	385,422,202
Novartis AG	5,219,136	817,621,578
Novo Nordisk A.S., “B”	3,119,067	150,001,678
Roche Holding AG	1,949,994	803,165,846
		$2,598,364,521
Retail & E-commerce – 0.4%
ZOZO, Inc. (l)	18,355,900	$129,714,500
Semiconductor & Electronic Components – 5.3%
Hoya Corp.	1,571,700	$253,465,559
Taiwan Semiconductor Manufacturing Co. Ltd.	16,604,000	1,274,998,667
		$1,528,464,226
Software – 2.6%
Check Point Software Technologies Ltd. (a)	2,496,262	$328,083,715
SAP SE	2,713,337	415,434,687
		$743,518,402
Tobacco – 2.0%
British American Tobacco PLC	9,190,998	$570,191,745

MFS International Equity Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Travel, Gaming, & Lodging – 1.6%
Ryanair Holdings PLC, ADR	7,029,335	$455,149,441
Utilities – 1.8%
ENGIE S.A.	16,608,645	$523,576,472
Total Common Stocks (Identified Cost, $19,717,081,514)		$28,564,279,943
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 3.67% (v) (Identified Cost, $204,903,671)	204,888,041	$204,888,041
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.59% (j) (Identified Cost, $7,639,055)	7,639,055	$7,639,055
Other Assets, Less Liabilities – 0.2%		52,711,890
Net Assets – 100.0%		$28,829,518,929

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $204,888,041 and
$28,571,918,998, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At June 30, 2026, the fund had cash collateral of $20,000. Cash collateral posted in the Statement of Assets and Liabilities is comprised of cash collateral.
See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/26 Assets
Investments in unaffiliated issuers, at value, including $61,684,364 of securities on loan (identified cost, $19,724,720,569)	$28,571,918,998
Investments in affiliated issuers, at value (identified cost, $204,903,671)	204,888,041
Cash	1,142,522
Foreign currency, at value (identified cost, $714,062)	714,062
Cash collateral posted	20,000
Receivables for
Fund shares sold	20,307,637
Interest and dividends	118,863,361
Other assets	26,236
Total assets	$28,917,880,857
Liabilities
Payables for
Investments purchased	$1,154
Fund shares reacquired	60,909,257
Collateral for securities loaned, at value (c)	7,639,055
Payable to affiliates
Investment adviser	930,420
Administrative services fee	3,195
Shareholder servicing costs	2,257,092
Distribution and service fees	3,014
Payable for independent Trustees' compensation	24,363
Deferred foreign capital gains tax expense payable	15,237,079
Accrued expenses and other liabilities	1,357,299
Total liabilities	$88,361,928
Net assets	$28,829,518,929
Net assets consist of
Paid-in capital	$18,804,683,128
Total distributable earnings (loss)	10,024,835,801
Net assets	$28,829,518,929
Shares of beneficial interest outstanding	688,567,200

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$221,233,023	5,305,021	$41.70
Class I	6,951,139,106	166,224,095	41.82
Class R6	21,657,146,800	517,038,084	41.89

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $44.24 [100 / 94.25 x $41.70]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A. Redemption price per share was equal to the net asset value per share for Classes I and R6.

See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 6/30/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$853,212,211
Dividends from affiliated issuers	12,572,404
Income on securities loaned	841,535
Other	15,839
Foreign taxes withheld	(56,199,935)
Total investment income	$810,442,054
Expenses
Management fee	$180,762,235
Distribution and service fees	536,737
Shareholder servicing costs	7,693,493
Administrative services fee	563,654
Independent Trustees' compensation	162,715
Custodian fee	3,540,525
Shareholder communications	837,099
Audit and tax fees	90,358
Legal fees	156,397
Miscellaneous	569,123
Total expenses	$194,912,336
Fees paid indirectly	(25,553)
Reduction of expenses by investment adviser and distributor	(4,137,550)
Net expenses	$190,749,233
Net investment income (loss)	$619,692,821
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,635,348 foreign capital gains tax)	$1,299,618,101
Affiliated issuers	101,460
Foreign currency	(2,133,745)
Net realized gain (loss)	$1,297,585,816
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $3,971,360 increase in deferred foreign capital gains tax)	$575,117,926
Affiliated issuers	(56,206)
Translation of assets and liabilities in foreign currencies	(3,197,566)
Net unrealized gain (loss)	$571,864,154
Net realized and unrealized gain (loss)	$1,869,449,970
Change in net assets from operations	$2,489,142,791
See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	6/30/26	6/30/25
Change in net assets
From operations
Net investment income (loss)	$619,692,821	$451,061,130
Net realized gain (loss)	1,297,585,816	96,589,846
Net unrealized gain (loss)	571,864,154	3,357,330,322
Change in net assets from operations	$2,489,142,791	$3,904,981,298
Total distributions to shareholders	$(817,319,832)	$(334,002,407)
Change in net assets from fund share transactions	$(1,747,386,269)	$4,657,008,001
Total change in net assets	$(75,563,310)	$8,227,986,892
Net assets
At beginning of period	28,905,082,239	20,677,095,347
At end of period	$28,829,518,929	$28,905,082,239
See Notes to Financial Statements

MFS International Equity Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	6/30/26	6/30/25	6/30/24	6/30/23 (i)
Net asset value, beginning of period	$39.54	$34.38	$32.07	$30.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.73	$0.59	$0.60	$0.33
Net realized and unrealized gain (loss)	2.41	4.95	2.23	1.29
Total from investment operations	$3.14	$5.54	$2.83	$1.62
Less distributions declared to shareholders
From net investment income	$(0.61)	$(0.38)	$(0.52)	$—
From net realized gain	(0.37)	—	—	—
Total distributions declared to shareholders	$(0.98)	$(0.38)	$(0.52)	$—
Net asset value, end of period (x)	$41.70	$39.54	$34.38	$32.07
Total return (%) (r)(s)(x)	8.02	16.26	8.91	5.32 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	0.99	1.02	1.02 (a)
Expenses after expense reductions (f)	0.95	0.97	1.01	1.01 (a)
Net investment income (loss)	1.81	1.64	1.81	2.63 (a)
Portfolio turnover rate	25	13	8	10
Net assets at end of period (000 omitted)	$221,233	$192,795	$109,610	$15,678

Class I	Year ended
	6/30/26	6/30/25	6/30/24	6/30/23 (i)
Net asset value, beginning of period	$39.63	$34.46	$32.10	$30.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.78	$0.67	$0.75	$0.43
Net realized and unrealized gain (loss)	2.47	4.98	2.16	1.22
Total from investment operations	$3.25	$5.65	$2.91	$1.65
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.48)	$(0.55)	$—
From net realized gain	(0.37)	—	—	—
Total distributions declared to shareholders	$(1.06)	$(0.48)	$(0.55)	$—
Net asset value, end of period (x)	$41.82	$39.63	$34.46	$32.10
Total return (%) (r)(s)(x)	8.30	16.58	9.17	5.42 (n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	0.74	0.76	0.76 (a)
Expenses after expense reductions (f)	0.70	0.72	0.75	0.75 (a)
Net investment income (loss)	1.92	1.84	2.27	3.49 (a)
Portfolio turnover rate	25	13	8	10
Net assets at end of period (000 omitted)	$6,951,139	$8,420,700	$5,094,019	$738,711

See Notes to Financial Statements

MFS International Equity Fund
Financial Highlights - continued
Class R6 (y)	Year ended
	6/30/26	6/30/25	6/30/24	6/30/23	6/30/22
Net asset value, beginning of period	$39.69	$34.50	$32.11	$26.83	$33.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.86	$0.67	$0.62	$0.51	$0.46
Net realized and unrealized gain (loss)	2.43	5.02	2.32	5.12	(4.93)
Total from investment operations	$3.29	$5.69	$2.94	$5.63	$(4.47)
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.50)	$(0.55)	$(0.24)	$(0.69)
From net realized gain	(0.37)	—	—	(0.11)	(1.12)
Total distributions declared to shareholders	$(1.09)	$(0.50)	$(0.55)	$(0.35)	$(1.81)
Net asset value, end of period (x)	$41.89	$39.69	$34.50	$32.11	$26.83
Total return (%) (r)(s)(x)	8.40	16.69	9.27	21.17	(14.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	0.65	0.70	0.69	0.68
Expenses after expense reductions (f)	0.61	0.64	0.69	0.68	0.67
Net investment income (loss)	2.12	1.87	1.91	1.76	1.44
Portfolio turnover rate	25	13	8	10	12
Net assets at end of period (000 omitted)	$21,657,147	$20,291,587	$15,473,466	$13,743,940	$10,420,501

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class A and Class I, the period is from the class inception, February 8, 2023, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(y)	Prior to October 24, 2022, the fund's shares did not have a share class designation. Effective October 24, 2022, the fund's outstanding shares were designated Class R6 shares.
See Notes to Financial Statements

MFS International Equity Fund
Notes to Financial Statements
(1) Business and Organization
MFS International Equity Fund (the fund) is a diversified series of MFS Series Trust XVII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data.

MFS International Equity Fund
Notes to Financial Statements  - continued
An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$2,142,307,187	$3,427,908,321	$—	$5,570,215,508
France	5,123,807,594	—	—	5,123,807,594
United Kingdom	4,510,831,871	—	—	4,510,831,871
Switzerland	3,657,036,799	—	—	3,657,036,799
Germany	1,744,358,704	—	—	1,744,358,704
Taiwan	—	1,274,998,667	—	1,274,998,667
Ireland	1,114,102,916	—	—	1,114,102,916
Italy	983,664,944	—	—	983,664,944
Spain	664,414,641	—	—	664,414,641
Other Countries	2,781,605,816	1,139,242,483	—	3,920,848,299
Investment Companies	212,527,096	—	—	212,527,096
Total	$22,934,657,568	$5,842,149,471	$—	$28,776,807,039
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the

MFS International Equity Fund
Notes to Financial Statements  - continued
collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $61,684,364. The fair value of the fund's investment securities on loan and a related liability of $7,639,055 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $61,718,523 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended June 30, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

MFS International Equity Fund
Notes to Financial Statements  - continued
	Year ended 6/30/26	Year ended 6/30/25
Ordinary income (including any short-term capital gains)	$556,075,992	$334,002,407
Long-term capital gains	261,243,840	—
Total distributions	$817,319,832	$334,002,407
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/26
Cost of investments	$20,119,667,436
Gross appreciation	9,775,846,800
Gross depreciation	(1,118,707,197)
Net unrealized appreciation (depreciation)	$8,657,139,603
Undistributed ordinary income	435,358,784
Undistributed long-term capital gain	973,890,138
Post-October capital loss deferral	(30,585,216)
Other temporary differences	(10,967,508)
Total distributable earnings (loss)	$10,024,835,801
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 6/30/26	Year ended 6/30/25
Class A	$5,190,405	$1,459,201
Class I	218,592,831	87,626,188
Class R6	593,536,596	244,917,018
Total	$817,319,832	$334,002,407
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from July 1, 2025 through July 31, 2025, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion and up to $25 billion	0.55%
In excess of $25 billion	0.525%
Effective August 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion and up to $25 billion	0.55%
In excess of $25 billion and up to $30 billion	0.525%
In excess of $30 billion	0.50%

MFS International Equity Fund
Notes to Financial Statements  - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2027. For the year ended June 30, 2026, this management fee reduction amounted to $4,137,547, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended June 30, 2026 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.
Effective August 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion and up to $25 billion	0.55%
In excess of $25 billion and up to $30 billion	0.525%
In excess of $30 billion and up to $40 billion	0.50%
In excess of $40 billion	0.48%
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	I	R6
1.04%	0.79%	0.75%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2027. For the year ended June 30, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $48,638 for the year ended June 30, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$536,737
Total Distribution and Service Fees					$536,737
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended June 30, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended June 30, 2026, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.

MFS International Equity Fund
Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended June 30, 2026, were as follows:
Amount
Class A	$13,593
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended June 30, 2026, the fee was $185,272, which equated to 0.0006% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended June 30, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,508,221.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended June 30, 2026 was equivalent to an annual effective rate of 0.0019% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	2	$77
8/19/2024	Redemption	Class I	2	75
During the year ended June 30, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $3,561,311.
(4) Portfolio Securities
For the year ended June 30, 2026, purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $7,483,182,611 and $9,118,325,301, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 6/30/26		Year ended 6/30/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,948,299	$78,313,769	2,630,470	$94,936,078
Class I	60,569,870	2,433,980,017	114,641,972	4,134,134,929
Class R6	141,727,900	5,666,921,597	165,678,280	5,985,479,956
	204,246,069	$8,179,215,383	282,950,722	$10,214,550,963

MFS International Equity Fund
Notes to Financial Statements  - continued
	Year ended 6/30/26		Year ended 6/30/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	119,485	$4,788,933	40,049	$1,387,350
Class I	5,317,266	213,435,068	2,477,501	85,894,961
Class R6	13,317,758	535,107,527	6,150,875	213,496,888
	18,754,509	$753,331,528	8,668,425	$300,779,199
Shares reacquired
Class A	(1,638,283)	$(66,393,184)	(983,512)	$(35,241,191)
Class I	(112,137,833)	(4,566,540,253)	(52,451,798)	(1,892,692,491)
Class R6	(149,243,520)	(6,046,999,743)	(109,060,161)	(3,930,388,479)
	(263,019,636)	$(10,679,933,180)	(162,495,471)	$(5,858,322,161)
Net change
Class A	429,501	$16,709,518	1,687,007	$61,082,237
Class I	(46,250,697)	(1,919,125,168)	64,667,675	2,327,337,399
Class R6	5,802,138	155,029,381	62,768,994	2,268,588,365
	(40,019,058)	$(1,747,386,269)	129,123,676	$4,657,008,001
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Managed Wealth Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended June 30, 2026, the fund’s commitment fee and interest expense were $142,256 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended June 30, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$412,183,727	$5,102,610,548	$5,309,951,488	$101,460	$(56,206)	$204,888,041

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,572,404	$—

MFS International Equity Fund
Notes to Financial Statements  - continued
(8) Redemptions In-Kind
On July 24, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that was valued at $45,666,173. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $23,905,841 for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.

MFS International Equity Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XVII and the Shareholders of MFS International Equity Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS International Equity Fund (the “Fund”), including the portfolio of investments, as of June 30, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 14, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS International Equity Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $494,250,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $853,223,293. The fund intends to pass through foreign tax credits of $53,206,685 for the fiscal year.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS International Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS International Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XVII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  August 14, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  August 14, 2026

*  Print name and title of each signing officer under his or her signature.